ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of accounts payable and accrued liabilities
The company’s accounts payable and accrued liabilities as at December 31 are as follows:

(MILLIONS)	2023	2022
Operating accrued liabilities	$365	$258
Accounts payable	184	154
Interest payable on non-recourse borrowings	152	85
Income tax payable	35	74
Current portion of lease liabilities	31	26
BEPC exchangeable shares distributions payable(1)	16	14
Other	24	10
	$807	$621
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.